Opus Small Cap Value ETF
Schedule of Investments
July 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 97.7%
	Administrative and Support and Waste Management and Remediation Services - 2.9%
5,881	Broadridge Financial Solutions, Inc.	$790,053
21,202	Kforce, Inc.	611,466
		1,401,519
	Construction - 2.2%
10,050	Comfort Systems USA, Inc.	499,585
13,383	MDC Holdings, Inc.	599,960
		1,099,545
	Finance and Insurance - 17.1%
10,625	Amerisafe, Inc.	674,263
28,366	Atlantica Yield plc	850,129
7,488	FirstCash, Inc.	431,608
22,428	German American Bancorp, Inc.	637,852
19,890	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	696,747
5,355	Hanover Insurance Group, Inc.	545,567
4,359	Hingham Institution for Savings	767,184
7,140	Independent Bank Corporation	460,673
15,643	Lakeland Financial Corporation	692,359
10,455	Preferred Bank	389,449
4,202	Primerica, Inc.	502,811
14,951	Washington Trust Bancorp, Inc.	498,466
34,711	West BanCorp, Inc.	569,608
18,108	Western Alliance Bancorp	650,983
		8,367,699
	Health Care and Social Assistance - 8.1%
2,682	Chemed Corporation	1,320,054
11,050	Encompass Health Corporation	752,284
22,547	Ensign Group, Inc.	1,036,936
9,961	US Physical Therapy, Inc. (a)	827,361
		3,936,635
	Information - 3.8%
58,920	Magic Software Enterprises, Ltd.	706,451
37,071	Sapiens International Corporation NV	1,132,890
		1,839,341
	Management of Companies and Enterprises - 2.9%
21,823	ServisFirst Bancshares, Inc.	798,503
16,144	Stock Yards Bancorp, Inc.	631,069
		1,429,572
	Manufacturing - 27.4% (b)
7,225	AptarGroup, Inc.	832,320
18,564	Arcosa, Inc.	783,772
5,185	Carlisle Companies, Inc.	617,430
6,983	Columbia Sportswear Company (a)	529,591
10,456	Dolby Laboratories, Inc. - Class A	727,738
7,092	Dunkin’ Brands Group, Inc.	487,433
14,677	FLIR Systems, Inc.	611,444
11,110	Hasbro, Inc.	808,364
6,777	Hill-Rom Holdings, Inc.	658,860
6,290	Kadant, Inc.	682,528
28,950	Knoll, Inc.	339,004
18,050	Logitech International S.A.	1,321,621
4,760	Nordson Corporation	921,679
13,124	Owens Corning	793,608
8,354	Patrick Industries, Inc.	534,238
4,590	Reliance Steel & Aluminum Company	451,013
8,670	Sonoco Products Company	448,586

77,292	Tecnoglass, Inc.	382,595
12,079	Toro Company	861,837
18,466	Turning Point Brands, Inc.	607,162
		13,400,823
	Mining, Quarrying, and Oil and Gas Extraction - 1.0%
46,531	Brigham Minerals, Inc. - Class A	515,563
	Professional, Scientific, and Technical Services - 4.4%
8,970	Booz Allen Hamilton Holding Corporation	733,387
7,142	ICF International, Inc.	482,871
41,986	NIC, Inc.	920,333
		2,136,591
	Real Estate and Rental and Leasing - 9.8%
21,347	Americold Realty Trust	861,351
30,685	CareTrust REIT, Inc.	552,944
17,207	Community Healthcare Trust, Inc.	786,876
5,735	EastGroup Properties, Inc.	760,805
31,630	Essential Properties Realty Trust, Inc.	509,243
38,350	Ladder Capital Corporation	297,979
16,750	National Storage Affiliates Trust	516,235
13,350	NexPoint Residential Trust, Inc.	510,371
		4,795,804
	Retail Trade - 1.9%
12,219	Aaron’s, Inc.	637,587
51,490	Designer Brands, Inc. - Class A (a)	304,306
		941,893
	Transportation and Warehousing - 2.0%
3,177	Allegiant Travel Company (a)	355,919
11,560	Forward Air Corporation	601,005
		956,924
	Utilities - 5.8%
68,595	Algonquin Power & Utilities Corporation	945,925
14,788	California Water Service Group	693,114
19,260	NextEra Energy Partners LP	1,197,972
		2,837,011
	Wholesale Trade - 8.4%
4,760	Hubbell, Inc.	642,457
4,435	Pool Corporation	1,404,565
10,115	RPM International, Inc.	825,283
5,160	Watsco, Inc.	1,218,121
		4,090,426
	TOTAL COMMON STOCKS (Cost $46,020,177)	47,749,346

	Total Investments (Cost $46,020,177) - 97.7%	47,749,346
	Other Assets in Excess of Liabilities - 2.3%	1,108,834
	TOTAL NET ASSETS - 100.0%	$48,858,180

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

Opus Small Cap Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$47,749,346	$-	$-	$47,749,346
Total Investments in Securities	$47,749,346	$-	$-	$47,749,346

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.